FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
32.	Fair value measurementS

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency derivatives and interest rate swap are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2017 are summarized below:

	Fair value measurements at December 31, 2016 using:
		Significant
	Quoted prices in	other	Significant	Total fair value
	active markets	observable	unobservable	at
	for identical assets	inputs	inputs	December 31,
In millions of $	(Level 1)	(Level 2)	(Level 3)	2016

Cash and cash equivalents
- Time deposits	-	390.0	-	390.0
- Restricted cash	116.8	-	-	116.8

Foreign currency and interest rate swap derivatives
- Financial assets	-	0.4	-	0.4
- Financial liabilities	-	1.0	-	1.0

	Fair value measurements at December 31, 2017 using:
		Significant
	Quoted prices in	other	Significant	Total fair value
	active markets	observable	unobservable	at
	for identical assets	inputs	inputs	December 31,
In millions of $	(Level 1)	(Level 2)	(Level 3)	2017

Cash and cash equivalents
- Time deposits	-	183.4	-	183.4
- Restricted cash	139.7	-	-	139.7

Foreign currency and interest rate swap derivatives
- Financial assets	-	0.5	-	0.5
- Financial liabilities	-	0.4	-	0.4